Segment Reporting	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment Reporting

16. Segment Reporting

In February 2026, primarily as a result of increased business activities of its subsidiary, Value Bright International (HK) Limited, the Company had two operating segments: (i) provision of wet trades works, and (ii) trading of wines and spirits.

Disaggregation of revenue is as follows:

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Provision of wet trades works
Public	3,128,608	11,279,200	11,488,228
Private	7,889,682	22,571,841	16,084,464
	11,018,290	33,851,041	27,572,692
Trading of wines and spirits	3,610,000	-	-
	14,628,290	33,851,041	27,572,692

Revenue disaggregated by timing of revenue recognition for the years ended March 31, 2026, 2025 and 2024 is disclosed in the table below:

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Revenue – Over time	11,018,290	33,851,041	27,572,692
Revenue – Point in time	3,610,000	-	-
	14,628,290	33,851,041	27,572,692

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The CODM reviews financial information on a consolidated basis and uses the consolidated net (loss) income, as reported on the consolidated statements of operations and comprehensive (loss) income, to assess performance of the Company and to allocate resources as part of the annual reporting process and to assess the performance of the Company’s single reportable segment, primarily by monitoring actual results versus the plan.

The following table shows total assets by segment and a reconciliation to the consolidated financial statements as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025
	USD	USD
Segment assets:
Provision of wet trades works	4,464,742	13,424,283
Trading of wines and spirits	1,409,967	-
Total assets	5,874,709	13,424,283

A reconciliation of total segment revenue to total consolidated revenue and of total segment gross profit and segment operating income to total consolidated (loss) income before tax expense, for the years ended March 31, 2026, 2025 and 2024, is as follows:

	Year ended March 31, 2026
	Provision of wet trades works	Trading of wines and spirits	Total
	USD	USD	USD
Revenue	11,018,290	3,610,000	14,628,290
Less: Cost of revenue	(15,118,493)	(2,200,000)	(17,318,493)
Segment gross (loss) profit	(4,100,203)	1,410,000	(2,690,203)

Staff costs	(199,243)	(63,526)	(262,769)
Depreciation	(48,791)	-	(48,791)
Lease expenses	(30,577)	(9,038)	(39,615)
Expected credit loss allowance	(1,130,467)	-	(1,130,467)
Interest expense	(346,696)	-	(346,696)
Other income	32,229	-	32,229
Other segment expenses	(592,599)	(33)	(592,632)
Segment (loss) income	(6,416,347)	1,337,403	(5,078,944)

Reconciliation of segment profit or loss
Less: unallocated amounts
Other income			37,117
Professional fees			(708,083)
Loss before tax expense			(5,749,910)

	Year ended March 31, 2025
	Provision of wet trades works	Trading of wines and spirits	Total
	USD	USD	USD
Revenue	33,851,041	-	33,851,041
Less: Cost of revenue	(35,157,150)	-	(35,157,150)
Segment gross loss	(1,306,109)	-	(1,306,109)

Staff costs	(397,560)	-	(397,560)
Depreciation	(48,791)	-	(48,791)
Lease expenses	(51,538)	-	(51,538)
Expected credit loss allowance	(836,720)	-	(836,720)
Interest expense	(508,810)	-	(508,810)
Other income	981	-	981
Other segment expenses	(484,982)	-	(484,982)
Segment loss	(3,633,529)	-	(3,633,529)

Reconciliation of segment profit or loss
Less: unallocated amounts
Other income			51,759
IPO-related readiness costs			(2,027,176)
Professional fees			(201,959)
Loss before tax expense			(5,810,905)

	Year ended March 31, 2024
	Provision of wet trades works	Trading of wines and spirits	Total
	USD	USD	USD
Revenue	27,572,692	-	27,572,692
Less: Cost of revenue	(22,479,613)	-	(22,479,613)
Segment gross profit	5,093,079	-	5,093,079

Staff costs	(515,774)	-	(515,774)
Depreciation	(4,066)	-	(4,066)
Lease expenses	(37,179)	-	(37,179)
Expected credit loss allowance	(30,075)	-	(30,075)
Interest expense	(286,090)	-	(286,090)
Other segment expenses	(709,884)	-	(709,884)
Segment income	3,510,011	-	3,510,011

Reconciliation of segment profit or loss
Less: unallocated amounts
Other income			15,297
IPO-related readiness costs			(545,414)
Professional fees			(4,361)
Income before tax expense			2,975,533